Dec. 05, 2016
Dynamic U.S. Growth Fund
Dynamic U.S. Growth Fund

THE RBB FUND, INC. (the “Company”)

Scotia Dynamic U.S. Growth Fund (the “Fund”)

Class I (DWUGX)

Class II (DWUHX)

Institutional Class (DWUIX)

Supplement dated December 5, 2016

to the Prospectus and Statement of Additional Information (“SAI”) each dated

December 31, 2015

In addition, the Fund will change its name to the Summit Global Investments Global Low Volatility Fund, effective as of the effective date of the Interim Advisory Agreement.  The Fund’s investment objective will not change, but certain of the Fund’s principal investment strategies and risks will change.  Following the effective date of the Interim Advisory Agreement, it is expected that the Fund will invest, under normal market conditions, significantly (ordinarily at least 40% - unless market conditions are not deemed favorable by Summit, in which case the Fund would invest at least 30%) in non-U.S. companies.  Therefore, the Fund will be subject to the following additional risk:

Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

Please keep this Supplement with your records.